UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
REVENUES:
Time charter revenues	$ 35,797,422	$ 31,524,149
Commissions	(271,184)	(304,020)
Commissions-related party	(462,413)	(398,276)
Net Revenues	35,063,825	30,821,853
EXPENSES:
Voyage expenses	1,466,579	923,554
Vessels operating expenses	8,481,290	6,699,263
Vessels operating expenses - related party	555,780	203,353
Dry-docking expenses	969,136	1,923,137
Dry-docking expenses - related party	41,094	83,039
Management fees charged by a related party	1,360,512	1,038,586
Depreciation	7,505,747	6,715,770
General and administrative expenses	1,588,440	1,676,604
General and administrative expenses - related party	1,422,154	922,103
Operating income	11,673,093	10,636,444
OTHER INCOME / (EXPENSES):
Interest and finance costs	(3,887,192)	(3,656,854)
Interest and finance costs - related party	(381,326)	(341,096)
Interest income	2,961	11,488
Foreign currency (loss) / gain, net	41,322	(1,608)
Total other expenses, net	(4,224,235)	(3,988,070)
NET INCOME	7,448,858	6,648,374
Other Comprehensive (Loss) / Income
Unrealized (loss) / gain on cash flow hedges	774,846	(216,807)
Total Other Comprehensive (Loss) / Income	774,846	(216,807)
COMPREHENSIVE INCOME	$ 8,223,704	$ 6,431,567
Earnings per common share, basic	$ 0.28	$ 0.39
Earnings per common share, diluted	$ 0.26	$ 0.39